Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 522,191		$ 521,007
Written-down of inventories						13,206
Estimated useful life				5 years
Lease term				12 months				8 months 12 days
Government subsidies				$ 900,000		100,000	300,000
Vesting period term	6 months
Management approach to determine reportable segments description				The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Executive Chairman				Chief Executive Officer
Cash equivalents				$ 874,238		2,005,351	$ 1,882,545
Impairment charges on long-lived assets		$ 128,128				$ 519,496
DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Management approach to determine reportable segments description			The Company performs research and development activities of its own and for others substantially in one location using resources common to internal research activities and revenue-producing services, which have been limited to date.
Executive Chairman			Chief Executive Officer
Cash equivalents
FDIC insured limits			250,000
Impairment charges on long-lived assets
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term				21 months 15 days
Unbilled Revenues [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Contract asset					$ 89,281